Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Estimated Useful Life Of Property, Plant And Equipment

Useful Life
Gathering systems	7 – 20 years
Compressor stations	3 – 15 years
Processing plants	15 years
Other property and equipment	3 – 20 years